RELATED PARTY TRANSACTIONS (Details) - EBP 1-4-1 Plan - GBP (£)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
The Procter & Gamble Company common stock (in shares)	511,872	523,536
Investment, cost basis	£ 44,754,288	£ 43,516,400
Dividend income	1,331,875	1,329,508	£ 1,367,901
Employer contributions	3,469,301	3,357,627	3,166,099
Payable to participating companies	0	0
Administrative expenses	18,490	16,888	4,547
Amounts paid to participating companies	3,343	4,232	22,195
Audit fees	£ 31,200	£ 31,200	£ 30,160